Note 14 - Shareholders' Equity - Stock Acquisition Rights Plan (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2018
Unexercised options outstanding (in shares)	719	557
Unexercised options outstanding (in shares)	143,800	111,400
Unexercised options outstanding (in JPY per share)	¥ 1	¥ 1
Granted (in shares)	169	162
Granted (in shares)	33,800	32,400
Granted (in JPY per share)	¥ 1	¥ 1
Exercised (in shares)	(12)
Exercised (in shares)	(2,400)
Exercised (in JPY per share)	¥ 1
Unexercised options outstanding (in shares)	876	719
Unexercised options outstanding (in shares)	175,200	143,800
Unexercised options outstanding (in JPY per share)		¥ 1
Exercised (in shares)	(2,400)
Unexercised options outstanding (in JPY per share)	¥ 1
Exercisable options—March 31, 2018 (in shares)			707
Exercisable options—March 31, 2018 (in shares)			141,400
Exercisable options—March 31, 2018 (in JPY per share)	¥ 1		¥ 1
Exercisable options—March 31, 2018 (Year)	25 years 292 days
Exercisable options—March 31, 2018			¥ 304,898
Expected to vest after July 15, 2018 (in shares)			169
Expected to vest after July 15, 2018 (in shares)			33,800
Expected to vest after July 15, 2018 (in JPY per share)			¥ 1
Expected to vest after July 15, 2018 (Year)	29 years 113 days
Expected to vest after July 15, 2018			¥ 72,882